Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Movement in Valuation Allowances and Reserves [Roll Forward]

The following is the activity within the Partnership's allowance for doubtful accounts during the years ended December 31, 2013, 2012 and 2011.

	2013	2012	2011
($ in thousands)
Balance at beginning of period	$753	$670	$607
Charged to bad debt expense	458	175	63
Write-offs/adjustments charged to allowance	(280)	(92)	—
Balance at end of period	$931	$753	$670